UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2008

Check here if Amendment [    ]; Amendment Number: ____
	This Amendment (Check only one.): 	[    ] is a restatement.
		[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nikko Cordial Corporation*
Address:	6-5, Nihonbashi Kabuto-cho
		Chuo-ku, Tokyo  1038225

Form 13F File Number:	28-12976

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Eiichi Takahashi
Title:		Chief Administrative Officer, Nikko Citi Holdings Inc.
Phone:		81-3-5644-3925

Signature, Place, and Date of Signing:


/s/   	Eiichi Takahashi	Tokyo, Japan	May 14, 2008

*As a result of the merger of Nikko Cordial Corporation ("NCC") and Citigroup Japan Holdings Ltd. ("CJH") with and into Nikko Citi Holdings Inc. ("NCH") effective May 1, 2008, this Form 13F-NT is being signed by NCH on behalf of NCC.

Report Type (Check only one.):
[   ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ X ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2427
Name:  Citigroup Inc.